FORM D

SEC MAIL RECEIVED AUG 1 9 2005 PROCESSING SECTION

05064436

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

OMB APPROVAL	
OMB Number:	3235-0076
Expires:	May 31, 2005
Estimated average burden hours per form	1.00

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.) 1334963
ML-WP Trust IV (the "Issuer")

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE
Type of Filing: ☐ New Filing ☒ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
ML-WP Trust IV

Address of Executive Offices (Number and Street, City, State, ZIP Code)	Telephone Number (Including Area Code)
c/o Merrill Lynch Alternative Investments LLC, Princeton Corporate Campus, 800 Scudders Mill Road, Section 2G, Plainsboro, New Jersey 08536	**(866) 637-2587**
Address of Principal Business Operations (Number and Street, City, State, ZIP Code) (if different from Executive Offices) **same as above**	Telephone Number (Including Area Code) **same as above**

Brief Description of Business **ML-WP Trust IV (the "ML Trust") is a Delaware statutory trust that has been organized to invest in Warburg Pincus Private Equity IX, L.P., a Delaware limited partnership being established to invest globally in venture capital transactions, growth capital transactions, buyouts, recapitalizations and other special situations.**

Type of Business Organization
☐ corporation ☐ limited partnership, already formed ☒ other (please specify): statutory trust
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 0 4 Year 0 5 ☒ Actual ☐ Estimated
Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: DE
CN for Canada; FN for other foreign jurisdiction) D E

PROCESSED AUG 2 5 2005 THOMSON FINANCIAL

GENERAL INSTRUCTIONS

Federal:
Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:
This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION
Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner/ Managing Trustee

Full Name (Last name first, if individual)
Merrill Lynch Alternative Investments LLC (the "Managing Trustee")

Business or Residence Address (Number and Street, City, State, Zip Code)
Princeton Corporate Campus, 800 Scudders Mill Road, Section 2G, Plainsboro, New Jersey 08536

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer of Managing Trustee ☒ Director/Manager of Managing Trustee ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Alderman, Robert M.

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Merrill Lynch Alternative Investments LLC, Princeton Corporate Campus, 800 Scudders Mill Road, Section 2G, Plainsboro, New Jersey 08536

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer of Managing Trustee ☒ Director/Manager of Managing Trustee ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Chandor, Jeffrey F.

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Merrill Lynch Alternative Investments LLC, Princeton Corporate Campus, 800 Scudders Mill Road, Section 2G, Plainsboro, New Jersey 08536

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer of Managing Trustee ☒ Director/Manager of Managing Trustee ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Olgin, Steven B.

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Merrill Lynch Alternative Investments LLC, Princeton Corporate Campus, 800 Scudders Mill Road, Section 2G, Plainsboro, New Jersey 08536

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer of Managing Trustee ☐ Director/Manager of Managing Trustee ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Pungello, Michael L.

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Merrill Lynch Alternative Investments LLC, Princeton Corporate Campus, 800 Scudders Mill Road, Section 2G, Plainsboro, New Jersey 08536

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer of Managing Trustee ☐ Director/Manager of Managing Trustee ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Koumis, Simon

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Merrill Lynch Alternative Investments LLC, Princeton Corporate Campus, 800 Scudders Mill Road, Section 2G, Plainsboro, New Jersey 08536

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer of Managing Trustee ☐ Director/Manager of Managing Trustee ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Deardorff, Craig S.

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Merrill Lynch Alternative Investments LLC, Princeton Corporate Campus, 800 Scudders Mill Road, Section 2G, Plainsboro, New Jersey 08536

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer of Managing Trustee ☐ Director/Manager of Managing Trustee ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Tartanella, Paul J.

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Merrill Lynch Alternative Investments LLC, Princeton Corporate Campus, 800 Scudders Mill Road, Section 2G, Plainsboro, New Jersey 08536

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer of Managing Trustee ☐ Director/Manager of Managing Trustee ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Miller, Stephen M.

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Merrill Lynch Alternative Investments LLC, Princeton Corporate Campus, 800 Scudders Mill Road, Section 2G, Plainsboro, New Jersey 08536

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer of Managing Trustee ☐ Director/Manager of Managing Trustee ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Cruise, Carol

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Merrill Lynch Alternative Investments LLC, Princeton Corporate Campus, 800 Scudders Mill Road, Section 2G, Plainsboro, New Jersey 08536

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer of Managing Trustee ☐ Director/Manager of Managing Trustee ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Castano, Christopher

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Merrill Lynch Alternative Investments LLC, Princeton Corporate Campus, 800 Scudders Mill Road, Section 2G, Plainsboro, New Jersey 08536

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

B. INFORMATION ABOUT OFFERING

		YES	NO
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Answer also in Appendix, Column 2, if filing under ULOE.	☐	☒
2.	What is the minimum investment that will be accepted from any individual?	$250,000	
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Merrill Lynch, Pierce, Fenner & Smith Incorporated

Business or Residence Address (Number and Street, City, State, Zip Code)

Merrill Lynch World Headquarters, 4 World Financial Center, New York, New York 10080

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$0	$0
Equity	$0	$0
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$0	$0
Partnership Interests	$0	$0
Other (Specify) **Shares of Beneficial Interest (the "Shares") (a)**	$159,683,000 (b)	$159,683,000
Total	$159,683,000 (b)	$159,683,000

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	318	$159,683,000
Non-accredited investors	0	$0
Total (for filings under Rule 504 only)	N/A	$N/A

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505	N/A	$N/A
Regulation A	N/A	$N/A
Rule 504	N/A	$N/A
Total	N/A	$N/A

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☒	$3,000
Printing and Engraving Costs	☒	$65,000
Legal Fees	☒	$172,000
Accounting Fees	☒	$0
Engineering Fees	☒	$0
Sales Commissions (specify finders' fees separately) (paid by subscribers, not by issuer)	☒	$2,638,075(c)
Other Expenses (identify) **Marketing Expenses**	☒	$160,000
Total	☒	$400,000

(a) **Amounts represent Capital Commitments for Shares. Shares represent funded Capital Commitments. All Shares in the ML Trust will be designated as either "Class I Shares" or "Class A Shares." Any investor with a Capital Commitment of $3,000,000 or more will be assigned Class I Shares in the issuer, while all other investors will be assigned Class A Shares. Those investors who are assigned Class I Shares will be given a reduction in the Management Fee Base Rate.**

(b) **Estimated maximum aggregate offering amount.**

(c) **Estimated maximum aggregate sales commission to be paid to properly registered selling agents. These amounts are paid by the investors and not by the Issuer.**

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceed proceeds to the issuer."

$ 159,283,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C – Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments to Others
Salaries and fees	☐ $0	☐ $0
Purchase of real estate	☐ $0	☐ $0
Purchase, rental or leasing and installation of machinery and equipment	☐ $0	☐ $0
Construction or leasing of plant buildings and facilities	☐ $0	☐ $0
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $0	☐ $0
Repayment of indebtedness	☐ $0	☐ $0
Working capital (reserves for working capital expenses)	☒ $0	☒ $6,283,000
Other (specify): Portfolio Investments	☒ $0	☒ $ 153,000,000
Column Totals	☒ $0	☒ $ 159,283,000
Total Payments Listed (column totals added)	☒ $ 159,283,000	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice if filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
ML-WP Trust IV	[signature]	August 18, 2005

Name of Signer (Print or Type)	Title of Signer (Print or Type)
Carol Cruise	Vice President of Merrill Lynch Alternative Investments LLC, Managing Trustee

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001).

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**	**Shares of Beneficial Interest***	**Number of Accredited Investors**	**Amount****	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
AL									
AK									
AZ		X	$2,300,000	7	$2,300,000	0	$0	Not	Applicable
AR		X	$575,000	2	$575,000	0	$0	Not	Applicable
CA		X	$43,433,000	86	$43,433,000	0	$0	Not	Applicable
CO		X	$1,250,000	3	$1,250,000	0	$0	Not	Applicable
CT		X	$5,375,000	14	$5,375,000	0	$0	Not	Applicable
DE									
DC									
FL		X	$10,600,000	15	$10,600,000	0	$0	Not	Applicable
GA		X	$6,250,000	4	$6,250,000	0	$0	Not	Applicable
HI									
ID									
IL		X	$1,250,000	4	$1,250,000	0	$0	Not	Applicable
IN		X	$1,600,000	3	$1,600,000	0	$0	Not	Applicable
IA									
KS									
KY		X	$250,000	1	$250,000	0	$0	Not	Applicable
LA		X	$2,000,000	4	$2,000,000	0	$0	Not	Applicable
ME									
MD		X	$3,000,000	6	$3,000,000	0	$0	Not	Applicable
MA		X	$7,250,000	16	$7,250,000	0	$0	Not	Applicable
MI		X	$1,750,000	6	$1,750,000	0	$0	Not	Applicable
MN		X	$3,250,000	6	$3,250,000	0	$0	Not	Applicable
MS									
MO		X	$250,000	1	$250,000	0	$0	Not	Applicable

*** Estimated maximum aggregate offering amount.**
**** Represents the Capital Commitments for Shares.**

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**	**Shares of Beneficial Interest***	**Number of Accredited Investors**	**Amount****	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
MT									
NE									
NV		X	$1,000,000	2	$1,000,000	0	$0	Not	Applicable
NH		X	$500,000	1	$500,000	0	$0	Not	Applicable
NJ		X	$5,700,000	14	$5,700,000	0	$0	Not	Applicable
NM									
NY		X	$17,200,000	31	$17,200,000	0	$0	Not	Applicable
NC		X	$300,000	1	$300,000	0	$0	Not	Applicable
ND									
OH		X	$2,000,000	8	$2,000,000	0	$0	Not	Applicable
OK									
OR									
PA		X	$3,850,000	7	$3,850,000	0	$0	Not	Applicable
RI									
SC									
SD									
TN									
TX		X	$28,750,000	62	$28,750,000	0	$0	Not	Applicable
UT		X	$1,000,000	3	$1,000,000	0	$0	Not	Applicable
VT		X	$500,000	2	$500,000	0	$0	Not	Applicable
VA		X	$2,000,000	3	$2,000,000	0	$0	Not	Applicable
WA		X	$5,750,000	4	$5,750,000	0	$0	Not	Applicable
WV									
WI		X	$250,000	1	$250,000	0	$0	Not	Applicable
WY									
PR									

*** Estimated maximum aggregate offering amount.**
**** Represents the Capital Commitments for Shares.**